Prepayments and other receivables (Tables)	6 Months Ended
Jun. 30, 2023
Prepayments And Other Receivables
Schedule of prepayments and other receivables

	2023	2022
	€'000	€'000
Prepayments	1,496	2,010
VAT recoverable	1,397	3,669
Grant receivable	803	803
Other receivables	772	1,760
	4,468	8,242